Summary of Significant Accounting Policies - Summary of Common Stock Equivalents Outstanding (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total options and redeemable convertible preferred stock exercisable or convertible into common stock	1,839,895	79,656,195	1,310,330	602,042	940,642
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total options and redeemable convertible preferred stock exercisable or convertible into common stock	1,839,895	1,283,264	1,310,330	591,427	916,094
Redeemable convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total options and redeemable convertible preferred stock exercisable or convertible into common stock		78,372,931